Intangible Assets (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Finite and Indefinite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ (3,558,000)
Currency translation adjustment	(1,553,000)
Development rights	22,600,000		22,600,000
Gross value of intangibles	294,320,000
Net book value of intangibles	289,209,000		22,600,000
Amortization of intangible assets	3,558,000	0
Predecessor
Finite and Indefinite-Lived Intangible Assets [Line Items]
Development rights			22,600,000	22,600,000
Net book value of intangibles			22,600,000	22,600,000
Power purchase agreements
Finite and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	271,720,000
Accumulated amortization	(3,558,000)
Currency translation adjustment	(1,553,000)
Net book value	266,609,000
Amortization of intangible assets	$ 3,558,000	$ 0
Power purchase agreements | Weighted average
Finite and Indefinite-Lived Intangible Assets [Line Items]
Weighted average amortization period	17 years
Power purchase agreements | Weighted average | Predecessor
Finite and Indefinite-Lived Intangible Assets [Line Items]
Weighted average amortization period			17 years
Power purchase agreements | Minimum
Finite and Indefinite-Lived Intangible Assets [Line Items]
Weighted average amortization period	15 years
Power purchase agreements | Maximum
Finite and Indefinite-Lived Intangible Assets [Line Items]
Weighted average amortization period	25 years